9. SHARE CAPITAL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock shares outstanding	14,215,016	9,169,418
Stock subscriptions received		$ 21,514
Private placement, common stock, value	$ 76,000
Warrants exercised, shares issued		65,250
Proceeds from warrants issued		$ 69,600
Proceeds from warrants exercised	0	0	$ 69,600
Reclassification of warrant derivative liability due to warrant exercise			110,049
Derivative liability related to warrants	$ 169,700	$ 191,490	$ 301,600
Warrants [Member]
Warrants exercised, shares issued			65,250
Proceeds from warrants exercised			$ 69,600
Reclassification of warrant derivative liability due to warrant exercise			$ 110,049
Private Placements [Member]
Private placement, common stock, shares		23,110	300,218
Reclassification of warrant derivative liability due to warrant exercise			$ 301,600
Proceeds from private placement		$ 219,990	$ 301,600
Private Placements [Member] | President [Member]
Private placement, common stock, shares	45,000
Proceeds from private placement	$ 9,000
Two Private Placements [Member]
Private placement, common stock, shares	380,000
Proceeds from private placement	$ 76,000
Private Placements [Member]
Private placement, common stock, shares	623,167
Private placement, common stock, value	$ 138,000
Private placement, common stock and warrants issuance for cash, shares	2,311,000
Proceeds from private placement	$ 219,990